Loans from Banking Corporations (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of loans from banking corporations and other credit providers

	As at December 31,
	2023	2022
	New Israeli Shekels
Loan from Mizrahi Bank A/c 73959	13,892	53,797
Less - current maturities	(13,892)	(37,579)
	-	16,218